UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10491

Nuveen Real Estate Income Fund

(Exact name of registrant as specified in charter)

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman—Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end:       December 31

Date of reporting period:  March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JRS	Nuveen Real Estate Income Fund Portfolio of Investments March 31, 2018
(Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 138.5% (96.4% of Total Investments)

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 90.5% (63.0% of Total Investments)

	Diversified – 2.5% (1.8% of Total Investments)

184,225	Liberty Property Trust	$7,319,259

	Health Care – 10.1% (7.0% of Total Investments)

418,700	Health Care Property Investors Inc., (2)	9,726,401
257,204	Senior Housing Properties Trust	4,027,815
155,050	Ventas Inc.	7,679,626
150,049	Welltower Inc., (2)	8,167,167
	Total Health Care	29,601,009

	Hotels, Restaurants & Leisure – 4.8% (3.4% of Total Investments)

380,525	Host Hotels & Resorts Inc.	7,092,986
88,625	LaSalle Hotel Properties	2,571,011
43,044	Park Hotels & Resorts, Inc.	1,163,049
96,825	Pebblebrook Hotel Trust	3,325,939
	Total Hotels, Restaurants & Leisure	14,152,985

	Industrial – 6.2% (4.3% of Total Investments)

49,500	Industrial Logistics Properties Trust	1,006,830
273,778	Prologis Inc., (2)	17,245,276
	Total Industrial	18,252,106

	Office – 13.0% (9.0% of Total Investments)

61,575	Alexandria Real Estate Equities Inc.	7,690,102
61,900	Boston Properties, Inc.	7,627,318
158,675	Brandywine Realty Trust	2,519,759
131,125	Douglas Emmett Inc.	4,820,155
149,900	Hudson Pacific Properties Inc., (2)	4,876,247
77,000	JBG Smith Properties	2,595,670
28,975	SL Green Realty Corporation	2,805,649
76,185	Vornado Realty Trust, (2)	5,127,251
	Total Office	38,062,151

	Residential – 17.1% (11.9% of Total Investments)

267,200	American Homes 4 Rents, Class A, (2)	5,365,376
241,275	Apartment Investment & Management Company, Class A, (2)	9,831,956
70,988	AvalonBay Communities, Inc.	11,674,686
181,520	Equity Residential	11,185,262
11,438	Essex Property Trust Inc.	2,752,898
191,775	Invitation Homes, Inc.	4,378,223
24,925	Sun Communities Inc.	2,277,397
76,675	UDR Inc.	2,731,164
	Total Residential	50,196,962

	Retail – 16.8% (11.7% of Total Investments)

337,725	Developers Diversified Realty Corporation	2,475,524
29,975	Federal Realty Investment Trust, (2)	3,480,397
225,925	GGP, Inc.	4,622,426
77,650	Kimco Realty Corporation	1,118,160
213,950	Kite Realty Group Trust	3,258,459
123,877	Macerich Company, (2)	6,939,590
80,185	Regency Centers Corporation	4,729,311
99,474	Simon Property Group, Inc., (2)	15,353,812
39,425	Taubman Centers Inc.	2,243,677
178,225	Weingarten Realty Trust, (2)	5,004,558
	Total Retail	49,225,914

JRS	Nuveen Real Estate Income Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

Shares	Description (1)			Value

	Specialized – 20.0% (13.9% of Total Investments)

64,025	Coresite Realty Corporation			$6,419,146
158,850	CubeSmart			4,479,570
64,400	Digital Realty Trust Inc.			6,786,472
34,350	Equinix Inc., (2)			14,363,109
103,300	Life Storage, Inc., (2)			8,627,616
89,762	Public Storage, Inc.			17,987,407
	Total Specialized			58,663,320
	Total Real Estate Investment Trust Common Stocks (cost $221,775,158)			265,473,706

Shares	Description (1)	Coupon	Ratings (3)	Value

	REAL ESTATE INVESTMENT TRUST PREFERRED STOCKS – 47.0% (32.7% of Total Investments)

	Diversified – 3.4% (2.4% of Total Investments)

207,125	PS Business Parks, Inc.	5.750%	BBB	$5,124,272
192,675	VEREIT, Inc.	6.700%	BB	4,893,945
	Total Diversified			10,018,217

	Health Care – 1.4% (0.9% of Total Investments)

141,650	Sabra Health Care Real Estate Investment Trust, (2)	7.125%	Ba2	3,555,415
17,450	Senior Housing Properties Trust, (2)	6.250%	BBB–	450,036
	Total Health Care			4,005,451

	Hotels, Restaurants & Leisure – 1.7% (1.2% of Total Investments)

25,235	Ashford Hospitality Trust Inc.	8.450%	N/R	637,184
179,450	Sunstone Hotel Investors Inc.	6.950%	N/R	4,505,989
	Total Hotels, Restaurants & Leisure			5,143,173

	Industrial – 0.9% (0.6% of Total Investments)

79,000	Monmouth Real Estate Investment Corp	6.125%	N/R	1,919,700
7,000	Rexford Industrial Realty Inc.	5.875%	BB	166,950
22,900	Rexford Industrial Realty Inc.	5.875%	N/R	557,615
	Total Industrial			2,644,265

	Office – 9.6% (6.7% of Total Investments)

9,989	Highwoods Properties, Inc., Series A, (4)	8.625%	Baa3	12,160,251
207,050	SL Green Realty Corporation	6.500%	Ba1	5,269,422
311,850	Vornado Realty Trust, (2)	5.700%	BBB–	7,780,658
28,425	Vornado Realty Trust	5.400%	BBB–	682,200
96,100	Vornado Realty Trust	5.250%	BBB–	2,208,378
	Total Office			28,100,909

	Residential – 5.2% (3.6% of Total Investments)

164,275	American Homes 4 Rent	6.500%	N/R	4,108,518
381,900	Apartment Investment & Management Company	6.875%	BB	9,883,572
21,105	Mid-America Apartment Communities Inc.	8.500%	BBB–	1,335,947
	Total Residential			15,328,037

	Retail – 20.6% (14.4% of Total Investments)

120,950	CBL & Associates Properties Inc.	7.375%	BB–	2,077,921
301,850	DDR Corporation	6.500%	Ba1	6,975,754
155,700	DDR Corporation	6.375%	BB	3,713,445
101,850	DDR Corporation	6.250%	Ba1	2,260,051
293,200	GGP, Inc.	6.375%	N/R	7,253,768
17,650	Kimco Realty Corporation	5.625%	Baa2	410,892
42,950	Penn Real Estate Investment Trust, (2)	7.375%	N/R	901,950
142,200	Penn Real Estate Investment Trust, (2)	7.200%	N/R	2,949,228
220,529	Saul Centers, Inc.	6.875%	N/R	5,513,225
3,169	Simon Property Group, Inc.	8.375%	BBB+	220,372
310,525	Taubman Centers Incorporated, Series J	6.500%	N/R	7,654,441
518,550	Taubman Centers Incorporated, Series K	6.250%	N/R	12,465,942

Shares	Description (1)	Coupon		Ratings (3)	Value

	Retail (continued)

160,600	Urstadt Biddle Properties	6.750%		N/R	$4,106,542
107,375	Urstadt Biddle Properties	6.250%		N/R	2,662,900
62,625	Washington Prime Group, Inc.	6.875%		Ba1	1,283,813
	Total Retail				60,450,244

	Specialized – 4.2% (2.9% of Total Investments)

10,000	Digital Realty Trust Inc.	5.250%		Baa3	239,200
151,725	National Storage Affiliates Trust	6.000%		N/R	3,715,745
267,563	Public Storage, Inc.	6.375%		A3	7,063,663
6,025	Public Storage, Inc.	5.875%		A3	155,746
18,750	Public Storage, Inc.	5.400%		A3	473,438
3,225	Public Storage, Inc.	5.375%		A3	80,335
18,625	Public Storage, Inc.	5.200%		A3	456,871
	Total Specialized				12,184,998
	Total Real Estate Investment Trust Preferred Stocks (cost $139,414,082)				137,875,294

Shares	Description (1)				Value

	COMMON STOCKS – 1.0% (0.7% of Total Investments)

	Hotels, Restaurants & Leisure – 1.0% (0.7% of Total Investments)

36,800	Hyatt Hotels Corporation, Class A				$2,806,368
	Total Common Stocks (cost $2,809,674)				2,806,368
	Total Long-Term Investments (cost $363,998,914)				406,155,368

Principal Amount (000)	Description (1)	Coupon	Maturity		Value

	SHORT-TERM INVESTMENTS – 5.1% (3.6% of Total Investments)

	REPURCHASE AGREEMENTS – 5.1% (3.6% of Total Investments)

$15,006	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/29/18, repurchase price $15,006,962, collateralized by $15,615,000 U.S. Treasury Notes, 2.250%, due 11/15/24, value $15,309,696	0.740%	4/02/18		$15,005,728
	Total Short-Term Investments (cost $15,005,728)				15,005,728
	Total Investments (cost $379,004,642) – 143.6%				421,161,096
	Borrowings – (43.0)% (5), (6)				(126,000,000)
	Other Assets Less Liabilities – (0.6)% (7)				(1,834,761)
	Net Assets Applicable to Common Shares – 100%				$293,326,335

Investments in Derivatives

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (8)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$72,400,000	Receive	1-Month LIBOR	1.994%	Monthly	6/01/18	7/01/25	7/01/27	$2,526,390	$2,526,390

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

JRS	Nuveen Real Estate Income Fund (continued)
Portfolio of Investments March 31, 2018
(Unaudited)

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks	$265,473,706	$—	$—	$265,473,706
Real Estate Investment Trust Preferred Stocks	125,715,043	12,160,251	—	137,875,294
Common Stocks	2,806,368	—	—	2,806,368

Short-Term Investments:
Repurchase Agreements	—	15,005,728	—	15,005,728

Investments in Derivatives:
Interest Rate Swaps*	—	2,526,390	—	2,526,390
Total	$393,995,117	$29,692,369	$—	$423,687,486
*	Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

The tables below present the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, as determined on a federal income tax basis, as of March 31, 2018.

For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.

Tax cost of Investments	$384,657,139
Gross unrealized:
Appreciation	$58,733,679
Depreciation	(22,229,722)
Net unrealized appreciation (depreciation) of investments	$36,503,957

Tax cost of swaps	$—
Net unrealized appreciation (depreciation) of swaps	2,526,390

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $117,896,549.

(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	For fair value measurement disclosure purposes, investment classified as Level 2.

(5)	Borrowings as a percentage of Total Investments is 29.9%.

(6)	The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period investments with a value of $304,678,439 have been pledged as collateral for borrowings.

(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC-cleared and exchange-traded derivatives, when applicable.

(8)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

LIBOR	London Inter-Bank Offered Rate

Item 2. Controls and Procedures.

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Real Estate Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: May 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: May 30, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 30, 2018